INCOME TAXES	12 Months Ended
Dec. 31, 2015
INCOME TAXES
INCOME TAXES

18. INCOME TAXES

        The provision for income taxes is comprised of the following:

	Years Ended December 31,
	2013	2014	2015
	$	$	$
Income before Income Taxes
Canada	41,700	248,666	79,631
Other	11,504	72,652	143,197

	53,204	321,318	222,828

Current Tax
Canada	1,695	17,721	71,002
Other	9,989	29,018	67,351

	11,684	46,739	138,353

Deferred Tax
Canada	11,493	40,895	(44,548)
Other	(15,538)	(10,203)	(44,293)

	(4,045)	30,692	(88,841)

Total Income Tax (Benefit) Expense
Canada	13,188	58,616	26,454
Other	(5,549)	18,815	23,058

	7,639	77,431	49,512

        The Company mainly operates in Canada, PRC, Japan, Germany, the United States and Hong Kong.

Canada

        The Company was incorporated in Ontario, Canada and is subject to both federal and Ontario provincial corporate income taxes at a rate of 26.5% for the years ended December 31, 2013, 2014 and 2015.

        Canadian Solar Solutions Inc. was incorporated in Ontario, Canada and is subject to both federal and Ontario provincial corporate income taxes at a rate of 26.5%, 25% and 25% for the years ended December 31, 2013, 2014 and 2015, respectively.

United States

        Canadian Solar (USA) Inc. was incorporated in Delaware, USA and is subject to federal, California, and other states' corporate income taxes at a rate of 38.10%, 37.95% and 38.56% for the years ended December 31, 2013, 2014 and 2015, respectively.

Japan

        Canadian Solar Japan K.K. was incorporated in Japan and is subject to Japanese corporate income taxes at a normal statutory rate of approximately 38.01%, 35.64% and 35.64% for the years ended December 31, 2013, 2014 and 2015, respectively.

Germany

        Canadian Solar EMEA GmbH was incorporated in Munich, Germany and is subject to German corporate income tax at a rate of approximately 33% for the years ended December 31, 2013, 2014 and 2015, respectively.

Hong Kong

        Canadian Solar International Ltd. ("HKSI") was incorporated in Hong Kong, China, and is subject to Hong Kong profits tax at a rate of 16.5% for the years ended December 31, 2013, 2014 and 2015, respectively.

PRC

        The other major operating subsidiaries, including CSI Solartronics (Changshu) Co., Ltd., CSI Solar Technologies Inc., CSI Cells Co., Ltd., Canadian Solar Manufacturing (Luoyang) Inc., CSI Solar Power (China) Inc. and Canadian Solar Manufacturing (Changshu) Inc., and Suzhou Sanysolar Materials Technology Co., Ltd. were governed by the PRC Enterprise Income Tax Law ("new EIT Law").

        Under the new EIT Law, both foreign-invested enterprises and domestic enterprises are subject to a uniform enterprise income tax rate of 25%. The new EIT Law also provides a five-year transition period for those enterprises established before the promulgation date of the new EIT Law and were entitled to preferential tax treatment under the previous tax law. Enterprises that were subject to an enterprise income tax rate lower than 25% will have the new uniform enterprise income tax rate of 25% phased in over a five-year period from the effective date of the EIT Law. Enterprises that were entitled to exemptions or reductions from the standard income tax rate for a fixed term may continue to enjoy such treatment until the fixed term expires, subject to certain limitations.

        Accordingly, the enterprise income tax rates applicable to the Company's major operating subsidiaries in China are summarized as follows:

Company	Applicable enterprise income tax rate under the new EIT Law
CSI Solartronics (Changshu) Co., Ltd.	25%
CSI Solar Technologies Inc.	25% for 2013 and onwards; 12.5% for 2012 (half reduction of 25%)
CSI Cells Co., Ltd.	25% for 2013 and onwards; 15% for 2012 resulting from its High and New Technology Enterprise ("HNTE") status
Canadian Solar Manufacturing (Luoyang) Inc.	25% for 2012 and onwards;
Canadian Solar Manufacturing (Changshu) Inc.	25% for 2013 and onwards; 12.5% for 2012 (half reduction of 25%)
CSI Solar Power (China) Inc.	25%
Suzhou Sanysolar Materials Technology Co., Ltd.	15% for 2015, 2014 and 2013 resulting from its HNTE status; 25% for 2012

        The Company makes an assessment of the level of authority for each of its uncertain tax positions (including the potential application of interest and penalties) based on their technical merits, and has measured the unrecognized benefits associated with such tax positions. This liability is recorded as liability for uncertain tax positions in the consolidated balance sheets. In accordance with its policies, the Company accrues and classifies interest and penalties associated with such unrecognized tax benefits as a component of its income tax provision. The amount of interest and penalties accrued as of December 31 2014 and 2015 was $4,735 and $4,978, respectively. The Company does not anticipate any significant changes to its liability for unrecognized tax positions within the next 12 months.

        The following table illustrates the movement and balance of the Company's liability for uncertain tax positions (excluding interest and penalties) for the years ended December 31, 2013, 2014 and 2015, respectively.

	Years Ended December 31,
	2013	2014	2015
	$	$	$
Beginning balance	11,242	13,001	10,844
Addition for tax positions related to the current year	2,403	—	196
Reductions for tax positions from prior years/Statute of limitations expirations	—	(1,368)	—
Foreign exchange effect	(644)	(789)	(1550)

Ending balance	13,001	10,844	9,490

        The Company is subject to taxation in various jurisdictions where it operates, mainly including Canada and China. Generally, the Company's taxation years from 2007 to 2014 are open for reassessment to the Canadian tax authorities. The Company's taxation years from 2005 through 2015 are subject to examination by the Chinese tax authorities due to its permanent establishment in China.

        According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes has resulted from the computational errors of the taxpayer. The statute of limitations could be extended to five years under special circumstances. Though not being clearly defined, a special circumstance would suffice where any underpayment of income taxes exceeds RMB100. For income tax adjustments relating to transfer pricing matters, the statute of limitations is ten years. Therefore, the Company's Chinese subsidiaries might be subject to reexamination by the Chinese tax authorities on non-transfer pricing matters for taxation years up to 2010 retrospectively, and on transfer pricing matters for taxation years up to 2005 retrospectively. There is no statute of limitations in case of tax evasion in China.

        The components of the deferred tax assets and liabilities are presented as follows:

	At December 31, 2014	At December 31, 2015
	$	$
Deferred tax assets:
Accrued warranty costs	10,509	10,548
Bad debt allowance	9,318	8,358
Issuance costs	1,597	1,123
Inventory write-down	5,308	4,239
Future deductible expenses	—	13,878
Depreciation and impairment difference of property, plant and equipment, solar power system	26,149	34,248
Accrued liabilities related to countervailing and anti-dumping duty deposits	13,850	55,115
Deferred tax assets relating to sale of solar power systems	21,097	32,159
Net operating losses carry-forward	65,876	70,637
Others	6,947	7,409

Total deferred tax assets, gross	160,651	237,714
Valuation allowance	(52,985)	(55,959)

Total deferred tax assets, net of valuation allowance	107,666	181,755

Deferred tax liabilities:
Foreign currency derivative assets	1,167	4,558
Depreciation difference of property, plant and equipment	5,264	8,327
Deferred profit of projects	70,360	40,793
Basis difference related to acquisitions	26,459	18,339
Others	1,806	3,047

Total deferred tax liabilities, gross	105,056	75,064

Net deferred tax assets (liabilities)	2,610	106,691

Analysis as:
Current deferred tax assets	40,810	30,013
Non-current deferred tax assets	66,856	97,134
Current deferred tax liabilities	94,711	1,426
Non-current deferred tax liabilities	10,345	19,030

Net deferred tax assets (liabilities)	2,610	106,691

        Movement of the valuation allowance is as follows:

	Years Ended December 31,
	2013	2014	2015
	$	$	$
Beginning balance	54,140	57,190	52,985
Additions (Reversals)	4,671	(4,411)	(944)
Addition from acquisition of Recurrent	—	—	4,949
Foreign exchange effect	(1,621)	206	(1,031)

Ending balance	57,190	52,985	55,959

        As of December 31, 2015, the Company has accumulated net operating losses of $307,550, of which $110,346 will expire between 2016 and 2034, and the remaining can be carried forward indefinitely.

        The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry-forward periods, the Company's experience with tax attributes expiring unused and tax planning alternatives. The Company has considered the following possible sources of taxable income when assessing the realization of deferred tax assets:

•	Tax planning strategies;
•	Future reversals of existing taxable temporary differences;
•	Further taxable income exclusive of reversing temporary differences and carry-forwards;

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible for tax purposes. As a result, the Company has recognized a valuation allowance of $52,985 and $55,959 as at December 31, 2014 and 2015, respectively.

        Reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes is as follows:

	Years Ended December 31,
	2013	2014	2015
Combined federal and provincial income tax rate	27%	27%	27%
Effect of permanent difference	—	—	1%
Effect of different tax rate of subsidiary operations in other jurisdiction	1%	(2)%	(3)%
Unrecognized tax benefits	5%	—	—
Valuation allowance	5%	(1)%	—
Change of tax rates in subsequent years	(23)%	—	—
Effect of true-up	—	—	(1)%
Foreign exchange effect	—	—	(2)%

	15%	24%	22%

        In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises earned after January 1, 2008, are subject to a 10% withholding income tax. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary difference attributable to excess of financial reporting basis over tax basis in the investment in a foreign subsidiary. However, a deferred tax liability is not recognized if the basis difference is not expected to reverse in the foreseeable future and is expected to be permanent in duration. As of December 31, 2015, all of the undistributed earnings of approximately $197.6 million attributable to the Company's PRC subsidiaries and affiliates are considered to be permanently reinvested, and no provision for PRC withholding income tax on dividend has been made thereon accordingly. Upon distribution of those earnings generated after January 1, 2008, in the form of dividends or otherwise, the Company would be subject to the then applicable PRC tax laws and regulations. Distributions of earnings generated before January 1, 2008 are exempt from PRC dividend withholding tax. The amounts of unrecognized deferred tax liabilities for these earnings are in the range of $9.88 million to $19.76 million, as the withholding tax rate of the profit distribution will be 5% or 10% depends on whether the immediate offshore companies can enjoy the preferential withholding tax rate of 5%.